Commitments (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Commitments [Line Items]
Commitment Subject To Possible Redemption	$ 0	$ 54,053	$ 187,356
Commitments Subject To Possible Redemption, IPO Expenses	1,633	6,021
Commitments Subject To Possible Redemption, Deposits	545	1,977
Redemptions	$ (56,231)	$ 141,301